Restatement of previously issued Financial Statements - Schedule of Condensed Balance Sheet (Detail) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash	$ 10,802,405	$ 13,130,296
Accounts and notes receivable, net	3,574,739	2,420,150
Accounts receivable - related parties	319,589	104,743
Inventories, net	2,283,809	1,404,669
Prepayments, net	259,950	539,383
Prepayments - related parties	1,048,745	48,115
Other receivables and other current assets, net	215,651	188,402
Other receivables - related parties	23,816	23,827
Total current assets	18,528,704	17,859,585
PROPERTY AND EQUIPMENT, NET	6,326,369	6,450,104
OTHER ASSETS
Prepaid expenses and deposits	23,163	22,707
Long-term investment	211,271	217,480
Operating right-of-use assets	712,261	674,325
Intangible assets	55,842	33,944
Deferred tax assets		75,126
Deferred initial public offering ("IPO") costs	1,192,734	699,559
Total non-current assets	2,195,271	1,723,141
Total assets	27,050,344	26,032,830
CURRENT LIABILITIES
Accounts payable	1,048,271	1,100,647
Accounts payable - related parties	498,923	110,347
Contract liabilities	4,010,832	1,848,128
Accrued expenses and other payables	1,289,941	993,036
Other payables - related parties	670,866	1,865,532
Current portion of banking facilities	140,162	170,093
Short-term loans - banks		453,807
Current portion of long-term loan - third party		209,609
Current portion of operating lease liabilities	46,232
Current portion of operating lease liabilities - related party	123,094	73,166
Taxes payable	1,206,141	1,501,636
Total current liabilities	9,034,462	8,326,001
OTHER LIABILITIES
Banking facilities	1,951,389	2,373,136
Operating lease liabilities	10,603
Operating lease liabilities - related party	339,450	490,013
Total other liabilities	2,301,442	2,863,149
Total liabilities	11,335,904	11,189,150
SHAREHOLDERS' EQUITY
Additional paid-in capital	332,574	332,574
Retained earnings	15,530,562	14,682,363
Statutory reserves	248,761	240,424
Accumulated other comprehensive loss	(284,444)	(398,746)
Total Tungray Technologies Inc shareholders' equity	15,828,953	14,858,115
NONCONTROLLING INTERESTS	(114,513)	(14,435)
TOTAL EQUITY	15,714,440	14,843,680	$ 12,222,952	$ 7,731,166
Total liabilities and shareholders' equity	27,050,344	26,032,830
Common Class A [Member]
SHAREHOLDERS' EQUITY
Common stock	1,044	1,044
Common Class B [Member]
SHAREHOLDERS' EQUITY
Common stock	456	456
As Previously Reported [Member]
CURRENT ASSETS
Cash	10,802,405	13,130,296
Accounts and notes receivable, net	3,574,739	2,420,150
Accounts receivable - related parties	319,589	104,743
Inventories, net	2,283,809	1,404,669
Prepayments, net	259,950	539,383
Prepayments - related parties	1,048,745	48,115
Other receivables and other current assets, net	215,651	188,402
Other receivables - related parties	23,816	23,827
Total current assets	18,528,704	17,859,585
PROPERTY AND EQUIPMENT, NET	6,145,199	6,237,759
OTHER ASSETS
Prepaid expenses and deposits	23,163	22,707
Long-term investment	211,271	217,480
Operating right-of-use assets	712,261	674,325
Intangible assets	55,842	33,944
Deferred tax assets	0	75,126
Deferred initial public offering ("IPO") costs	1,192,734	699,559
Total non-current assets	2,195,271	1,723,141
Total assets	26,869,174	25,820,485
CURRENT LIABILITIES
Accounts payable	1,048,271	1,100,647
Accounts payable - related parties	498,923	110,347
Contract liabilities	4,010,832	1,848,128
Accrued expenses and other payables	1,289,941	993,036
Other payables - related parties	670,866	1,865,532
Current portion of banking facilities	140,162	170,093
Short-term loans - banks	0	453,807
Current portion of long-term loan - third party	0	209,609
Current portion of operating lease liabilities	46,232	0
Current portion of operating lease liabilities - related party	123,094	73,166
Current portion of finance lease liabilities	0	0
Taxes payable	519,543	859,613
Total current liabilities	8,347,864	7,683,978
OTHER LIABILITIES
Banking facilities	1,951,389	2,373,136
Operating lease liabilities	10,603	0
Operating lease liabilities - related party	339,450	490,013
Total other liabilities	2,301,442	2,863,149
Total liabilities	10,649,306	10,547,127
SHAREHOLDERS' EQUITY
Additional paid-in capital	332,574	332,574
Retained earnings	15,964,848	15,057,763
Statutory reserves	248,761	240,424
Accumulated other comprehensive loss	(213,302)	(344,468)
Total Tungray Technologies Inc shareholders' equity	16,334,381	15,287,793
NONCONTROLLING INTERESTS	(114,513)	(14,435)
TOTAL EQUITY	16,219,868	15,273,358
Total liabilities and shareholders' equity	26,869,174	25,820,485
As Previously Reported [Member] | Common Class A [Member]
SHAREHOLDERS' EQUITY
Common stock	1,044	1,044
As Previously Reported [Member] | Common Class B [Member]
SHAREHOLDERS' EQUITY
Common stock	456	456
Restatement adjustment [Member]
CURRENT ASSETS
Cash	0	0
Accounts and notes receivable, net	0	0
Accounts receivable - related parties	0	0
Inventories, net	0	0
Prepayments, net	0	0
Prepayments - related parties	0	0
Other receivables and other current assets, net	0	0
Other receivables - related parties	0	0
Total current assets	0	0
PROPERTY AND EQUIPMENT, NET	181,170	212,345
OTHER ASSETS
Prepaid expenses and deposits	0	0
Long-term investment	0	0
Operating right-of-use assets	0	0
Intangible assets	0	0
Deferred tax assets	0	0
Deferred initial public offering ("IPO") costs	0	0
Total non-current assets	0	0
Total assets	181,170	212,345
CURRENT LIABILITIES
Accounts payable	0	0
Accounts payable - related parties	0	0
Contract liabilities	0	0
Accrued expenses and other payables	0	0
Other payables - related parties	0	0
Current portion of banking facilities	0	0
Short-term loans - banks	0	0
Current portion of long-term loan - third party	0	0
Current portion of operating lease liabilities	0	0
Current portion of operating lease liabilities - related party	0	0
Current portion of finance lease liabilities	0	0
Taxes payable	686,598	642,023
Total current liabilities	686,598	642,023
OTHER LIABILITIES
Banking facilities	0	0
Operating lease liabilities	0	0
Operating lease liabilities - related party	0	0
Total other liabilities	0	0
Total liabilities	686,598	642,023
SHAREHOLDERS' EQUITY
Additional paid-in capital	0	0
Retained earnings	(434,286)	(375,400)
Statutory reserves	0	0
Accumulated other comprehensive loss	(71,142)	(54,278)
Total Tungray Technologies Inc shareholders' equity	(505,428)	(429,678)
NONCONTROLLING INTERESTS	0	0
TOTAL EQUITY	(505,428)	(429,678)
Total liabilities and shareholders' equity	181,170	212,345
Restatement adjustment [Member] | Common Class A [Member]
SHAREHOLDERS' EQUITY
Common stock	0	0
Restatement adjustment [Member] | Common Class B [Member]
SHAREHOLDERS' EQUITY
Common stock	0	0
As restated [Member]
CURRENT ASSETS
Cash	10,802,405	13,130,296
Accounts and notes receivable, net	3,574,739	2,420,150
Accounts receivable - related parties	319,589	104,743
Inventories, net	2,283,809	1,404,669
Prepayments, net	259,950	539,383
Prepayments - related parties	1,048,745	48,115
Other receivables and other current assets, net	215,651	188,402
Other receivables - related parties	23,816	23,827
Total current assets	18,528,704	17,859,585
PROPERTY AND EQUIPMENT, NET	6,326,369	6,450,104
OTHER ASSETS
Prepaid expenses and deposits	23,163	22,707
Long-term investment	211,271	217,480
Operating right-of-use assets	712,261	674,325
Intangible assets	55,842	33,944
Deferred tax assets	0	75,126
Deferred initial public offering ("IPO") costs	1,192,734	699,559
Total non-current assets	2,195,271	1,723,141
Total assets	27,050,344	26,032,830
CURRENT LIABILITIES
Accounts payable	1,048,271	1,100,647
Accounts payable - related parties	498,923	110,347
Contract liabilities	4,010,832	1,848,128
Accrued expenses and other payables	1,289,941	993,036
Other payables - related parties	670,866	1,865,532
Current portion of banking facilities	140,162	170,093
Short-term loans - banks	0	453,807
Current portion of long-term loan - third party	0	209,609
Current portion of operating lease liabilities	46,232	0
Current portion of operating lease liabilities - related party	123,094	73,166
Current portion of finance lease liabilities	0	0
Taxes payable	1,206,141	1,501,636
Total current liabilities	9,034,462	8,326,001
OTHER LIABILITIES
Banking facilities	1,951,389	2,373,136
Operating lease liabilities	10,603	0
Operating lease liabilities - related party	339,450	490,013
Total other liabilities	2,301,442	2,863,149
Total liabilities	11,335,904	11,189,150
SHAREHOLDERS' EQUITY
Additional paid-in capital	332,574	332,574
Retained earnings	15,530,562	14,682,363
Statutory reserves	248,761	240,424
Accumulated other comprehensive loss	(284,444)	(398,746)
Total Tungray Technologies Inc shareholders' equity	15,828,953	14,858,115
NONCONTROLLING INTERESTS	(114,513)	(14,435)
TOTAL EQUITY	15,714,440	14,843,680
Total liabilities and shareholders' equity	27,050,344	26,032,830
As restated [Member] | Common Class A [Member]
SHAREHOLDERS' EQUITY
Common stock	1,044	1,044
As restated [Member] | Common Class B [Member]
SHAREHOLDERS' EQUITY
Common stock	$ 456	$ 456